GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Goodwill [Line Items]
Goodwill, beginning balance		$ 62,896	[1]	$ 3,777
Acquisition of subsidiary				68,969
Reimbursement	[2]	(813)
Impairment		(12,292)	[3]
Translation differences		295		(283)
Goodwill, ending balance		50,086	[1]	62,896	[1]	3,777
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance		55,069	[1]	1,732
Acquisition of subsidiary				53,584
Reimbursement	[2]	(733)
Impairment		(11,088)	[3]
Translation differences		135		(247)
Goodwill, ending balance		43,383	[1]	55,069	[1]	1,732
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance		7,827	[1]	2,045
Acquisition of subsidiary				5,818
Reimbursement	[2]	(80)
Impairment		(1,204)	[3]
Translation differences		160		(36)
Goodwill, ending balance		$ 6,703	[1]	$ 7,827	[1]	$ 2,045

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.
[2]	During 2019, the company received an indemnification in an amount of US$ 0.8 million related to the acquisition described in note 3. The amount was charged to the balance of goodwill.
[3]	As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.